CAPITAL RISK MANAGEMENT - Reconciliation of Free Cash Flow (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Cash provided by operating activities	$ 4,493	$ 4,161
Add (deduct):
Capital expenditures	(3,075)	(2,788)
Interest on borrowings, net and capitalized interest	(1,090)	(728)
Interest paid, net	1,054	802
Restructuring, acquisition and other	310	324
Program rights amortization	(61)	(68)
Change in net operating assets and liabilities	152	(37)
Other adjustments	(10)	5
Free cash flow	$ 1,773	$ 1,671